Restricted assets - Summary of Restricted Asset (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 5,873	$ 27,871
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2026
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	5,873	0
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2024
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 0	$ 27,871